UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F Cover Page

Report for the Calendar Year or Quarter Ended: December 31, 2010

Check here if Amendment:         |_|; Amendment Number: ____

This Amendment (Check only one): |_| is a restatement
                                 |_| adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:       Tiger Consumer Management LLC

Address:    101 Park Avenue
            New York, NY 10178

13 File Number: 028-12273

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Steve Tarrab
Title:      Chief Financial Officer
Phone:      (212) 984-2378

Signature, Place and Date of Signing:


  /s/ Steve Tarrab              New York, New York            February 14, 2011
  ----------------              ------------------            -----------------
     [Signature]                   [City, State]                 [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:   $1,155,756
                                         (thousands)


List of Other Included Managers: NONE

                                                     FORM 13F INFORMATION TABLE
                                                   TIGER CONSUMER MANAGEMENT, LLC
                                                              FORM 13F
                                                         December 31, 2010
COLUMN 1                         COLUMN  2     COLUMN 3    COLUMN 4     COLUMN 5         COLUMN 6    COL 7        COLUMN 8

                                                            VALUE    SHRS OR SH/ PUT/   INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER                TITLE OF CLASS    CUSIP       (x1000)  PRN AMT PRN CALL   DISCRETION   MNGRS  SOLE    SHARED NONE
--------------                --------------    -----       -------  ------- --- ----   ----------   -----  ----    ------ ----
99 CENTS ONLY STORES              COM          65440K106   23356     1465229 SH         SOLE                1465229 0      0
ADVANCE AUTO PARTS INC            COM          00751Y106   52495      793575 SH         SOLE                 793575 0      0
BRUNSWICK CORP                    COM          117043109   37692     2011308 SH         SOLE                2011308 0      0
CBL & ASSOC PPTYS INC             COM          124830100   29715     1697992 SH         SOLE                1697992 0      0
CARNIVAL CORP                  PAIRED CTF      143658300   19084      413878 SH         SOLE                 413878 0      0
CATALYST HEALTH SOLUTIONS IN      COM          14888B103   36446      783956 SH         SOLE                 783956 0      0
COACH INC                         COM          189754104   46643      843306 SH         SOLE                 843306 0      0
DARDEN RESTAURANTS INC            COM          237194105   44766      963946 SH         SOLE                 963946 0      0
GREEN MTN COFFEE ROASTERS IN      COM          393122106   35522     1081016 SH         SOLE                1081016 0      0
GAP INC DEL                       COM          364760108   42966     1940648 SH         SOLE                1940648 0      0
HASBRO INC                        COM          418056107   41392      877327 SH         SOLE                 877327 0      0
HERBALIFE LTD                 COM USD SHS      G4412G101   34800      508995 SH         SOLE                 508995 0      0
INGRAM MICRO INC                  CL A         457153104   46722     2447462 SH         SOLE                2447462 0      0
J CREW GROUP INC                  COM          46612H402   40383      936088 SH         SOLE                 936088 0      0
KIRKLANDS INC                     COM          497498105    6947      495150 SH         SOLE                 495150 0      0
KROGER CO                         COM          501044101   46732     2090000 SH         SOLE                2090000 0      0
LUMBER LIQUIDATORS HLDGS INC      COM          55003T107   19159      769144 SH         SOLE                 769144 0      0
LIFE TIME FITNESS INC             COM          53217R207   30824      751978 SH         SOLE                 751978 0      0
LULULEMON ATHLETICA INC           COM          550021109   34858      509473 SH         SOLE                 509473 0      0
MACYS INC                         COM          55616P104   35420     1400000 SH         SOLE                1400000 0      0
MCKESSON CORP                     COM          58155Q103   51221      727781 SH         SOLE                 727781 0      0
MEDIFAST INC                      COM          58470H101   21833      755990 SH         SOLE                 755990 0      0
MEDCO HEALTH SOLUTIONS INC        COM          58405U102   49053      800610 SH         SOLE                 800610 0      0
MENS WEARHOUSE INC                COM          587118100   43559     1743767 SH         SOLE                1743767 0      0
OFFICE DEPOT INC                  COM          676220106   44379     8218379 SH         SOLE                8218379 0      0
OFFICEMAX INC DEL                 COM          67622P101   25589     1445695 SH         SOLE                1445695 0      0
ROYAL CARIBBEAN CRUISES LTD       COM          V7780T103    8414      179018 SH         SOLE                 179018 0      0
RADIOSHACK CORP                   COM          750438103   52638     2846860 SH         SOLE                2846860 0      0
ROSETTA STONE INC                 COM          777780107   11729      552714 SH         SOLE                 552714 0      0
TUESDAY MORNING CORP            COM NEW        899035505    1772      335687 SH         SOLE                 335687 0      0
TEXAS ROADHOUSE INC               COM          882681109   22949     1336581 SH         SOLE                1336581 0      0
URBAN OUTFITTERS INC              COM          917047102   51389     1435044 SH         SOLE                1435044 0      0
WYNDHAM WORLDWIDE CORP            COM          98310W108   35457     1183492 SH         SOLE                1183492 0      0
QUIKSILVER INC                    COM          74838C106   15377     3032841 SH         SOLE                3032841 0      0
ZUMIEZ INC                        COM          989817101   14475      538694 SH         SOLE                 538694 0      0

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